EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Earnings and Weighted Average Number of Shares Used in the Calculation of Basic and Diluted Earnings per Share
The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2022	2021	2020
Net income for the year attributable to owners of the Company	148,891	96,065	54,217
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	41,929	40,940	38,515
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	42,855	42,076	39,717
BASIC EARNINGS PER SHARE	$3.55	$2.35	$1.41
DILUTED EARNINGS PER SHARE	$3.47	$2.28	$1.37

Schedule of Potentially Anti-dilutive Ordinary Shares Excluded from the Weight Average Number of Ordinary Shares for Diluted Earnings per Share
The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2022	2021	2020
Shares not-deemed to be issued in respect of employee options	25	30	19